Note 15 - Income taxes: Schedule of Disclosure In Aggregate Of Current Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Disclosure In Aggregate Of Current Taxes Payable
	As of December 31, 2024	As of December 31, 2023

Income tax payable	$509,009	$991,161
VAT payable	153,621	182,647
Other tax payable	40,634	32,333
Totals	$703,264	$1,206,141